Mineral Properties (Tables)	12 Months Ended
Feb. 28, 2013
Mineral Industries Disclosures [Abstract]
Summary of Mineral Property Expenditures

The following is a summary of mineral property expenditures related to the Alaska Mineral Properties for the years ended February 28, 2013 and February 29, 2012:

	For the Year Ended	For the Year Ended
	February 28, 2013	February 29, 2012
	$	$
Exploration and development costs
Assaying	-	26,853
Geological consulting	-	1,680
Staking and recording fees	12,660	21,577

	12,660	50,110

Recovery of exploration costs	141,354	75,000